Advances from Customers - Schedule of Advances from Customers (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Amusement park card recharge [Member]
Schedule of Advances from Customers [Line Items]
Total amount of advances from customers		$ 1,471,227
Advance received for software development [Member]
Schedule of Advances from Customers [Line Items]
Total amount of advances from customers	$ 210,704